Promissory Note (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of promissory note

		December 31, 2024	December 31, 2023
Principal amount		$3,885	$3,885
Less:	Unamortized original issue discount	-	834
	Unamortized debt issuance cost	-	14
		3,885	3,037
Add: Interest		372	16
	Accrued monitoring fee	273	-
		4,530	3,053
Less:	Extinguishment	3,927	-
		$603	$3,053